Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Leases Receivable Disclosure [Abstract]
Schedule of summary of loans, by major class within the Company's loan portfolio
A summary of loans, by major class within the Company's loan portfolio, at December 31, 2021 and 2020 is as follows:

(in thousands)	2021	2020
Commercial, financial, and agricultural (a)	$217,214	$272,918
Real estate construction − residential	27,920	29,692
Real estate construction − commercial	91,369	78,144
Real estate mortgage − residential	279,346	262,339
Real estate mortgage − commercial	663,256	617,133
Installment and other consumer	23,028	26,741
Total loans held for investment	$1,302,133	$1,286,967

(a)	Includes $8.4 million and $63.3 million SBA PPP loans, net, respectively

Schedule of loans to directors and executive officers
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2020	$5,079
New loans	998
Amounts collected	(3,599)
Balance at December 31, 2021	$2,478

Schedule of summary of the allowance for loan losses
The following table illustrates the changes in the allowance for loan losses by portfolio segment:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Additions:
Provision for loan losses	(168)	(126)	(388)	195	1,618	138	(119)	1,150
Deductions:
Loans charged off	295	—	—	277	25	196	—	793
Less recoveries on loans	(144)	(50)	—	(129)	(40)	(105)	—	(468)
Net loans charged off	151	(50)	—	148	(15)	91	—	325
Balance at December 31, 2019	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477
Additions:
Provision for loan losses	2,241	85	106	568	2,838	35	(73)	5,800
Deductions:
Loans charged off	207	—	—	52	39	211	—	509
Less recoveries on loans	(169)	(64)	—	(45)	(8)	(59)	—	(345)
Net loans charged off	38	(64)	—	7	31	152	—	164
Balance at December 31, 2020	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Additions:
(Release of) provision for loan losses	(2,431)	(89)	(362)	(365)	1,348	145	54	(1,700)
Deductions:
Loans charged off	194	—	—	22	43	229	—	488
Less recoveries on loans	(221)	(13)	(475)	(190)	(3)	(76)	—	(978)
Net loans charged off	(27)	(13)	(475)	(168)	40	153	—	(490)
Balance at December 31, 2021	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903

Schedule of allowance for loan losses and recorded investment by portfolio segment
The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
December 31, 2021
Allowance for loan losses:
Individually evaluated for impairment	$42	$—	$13	$166	$2,815	$8	$—	$3,044
Collectively evaluated for impairment	2,675	137	575	2,316	7,847	248	61	13,859
Total	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903
Loans outstanding:
Individually evaluated for impairment	$341	$—	$105	$2,391	$24,357	$60	$—	$27,254
Collectively evaluated for impairment	216,873	27,920	91,264	276,955	638,899	22,968	—	1,274,879
Total	$217,214	$27,920	$91,369	$279,346	$663,256	$23,028	$—	$1,302,133

December 31, 2020
Allowance for loan losses:
Individually evaluated for impairment	$2,187	$27	$28	$263	$2,594	$14	$—	$5,113
Collectively evaluated for impairment	2,934	186	447	2,416	6,760	250	7	13,000
Total	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Loans outstanding:
Individually evaluated for impairment	$7,552	$192	$200	$3,626	$25,657	$108	$—	$37,335
Collectively evaluated for impairment	265,366	29,500	77,944	258,713	591,476	26,633	—	1,249,632
Total	$272,918	$29,692	$78,144	$262,339	$617,133	$26,741	$—	$1,286,967

Schedule of impaired loans
The categories of impaired loans at December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Non-accrual loans	$25,459	$34,559
Performing TDRs	1,795	2,776
Total impaired loans	$27,254	$37,335
The following tables provide additional information about impaired loans at December 31, 2021 and 2020, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2021
With no related allowance recorded:
Real estate mortgage − residential	$1,034	$1,152	$—
Real estate mortgage − commercial	15,593	16,057	—
Total	$16,627	$17,209	$—
With an allowance recorded:
Commercial, financial and agricultural	$341	$374	$42
Real estate construction − commercial	105	138	13
Real estate mortgage − residential	1,357	1,730	166
Real estate mortgage − commercial	8,764	9,142	2,815
Installment and other consumer	60	61	8
Total	$10,627	$11,445	$3,044
Total impaired loans	$27,254	$28,654	$3,044

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2020
With no related allowance recorded:
Commercial, financial and agricultural	$1,703	$1,731	$—
Real estate mortgage − residential	1,300	1,395	—
Real estate mortgage − commercial	8,943	8,943	—
Total	$11,946	$12,069	$—
With an allowance recorded:
Commercial, financial and agricultural	$5,849	$6,180	$2,187
Real estate construction − residential	192	192	27
Real estate construction − commercial	200	251	28
Real estate mortgage − residential	2,326	2,786	263
Real estate mortgage − commercial	16,714	16,787	2,594
Installment and other consumer	108	112	14
Total	$25,389	$26,308	$5,113
Total impaired loans	$37,335	$38,377	$5,113
The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2021 and 2020:

	2021		2020
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$5,063	$35	$1,629	$144
Real estate construction − commercial	—	—	162	—
Real estate mortgage − residential	1,142	38	1,692	28
Real estate mortgage − commercial	14,639	1	2,975	13
Installment and other consumer	19	—	6	—
Total	$20,863	$74	$6,464	$185
With an allowance recorded:
Commercial, financial and agricultural	$357	$21	$2,395	$48
Real estate construction − residential	47	—	48	—
Real estate construction − commercial	131	—	367	—
Real estate mortgage − residential	1,652	35	2,564	45
Real estate mortgage − commercial	8,974	31	4,830	22
Installment and other consumer	43	4	113	8
Total	$11,204	$91	$10,317	$123
Total impaired loans	$32,067	$165	$16,781	$308

Schedule of aging information for the Company's past due and non-accrual loans
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2021 and 2020.

(in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2021
Commercial, Financial, and Agricultural	$217,058	$3	$—	$153	$217,214
Real estate construction − residential	27,920	—	—	—	27,920
Real estate construction − commercial	91,264	—	—	105	91,369
Real estate mortgage − residential	277,532	671	14	1,129	279,346
Real estate mortgage − commercial	638,982	245	—	24,029	663,256
Installment and Other Consumer	22,848	137	—	43	23,028
Total	$1,275,604	$1,056	$14	$25,459	$1,302,133
December 31, 2020
Commercial, Financial, and Agricultural	$265,821	$380	$—	$6,717	$272,918
Real estate construction − residential	29,500	—	—	192	29,692
Real estate construction − commercial	77,944	—	—	200	78,144
Real estate mortgage − residential	259,688	546	—	2,105	262,339
Real estate mortgage − commercial	591,815	4	—	25,314	617,133
Installment and Other Consumer	26,576	117	17	31	26,741
Total	$1,251,344	$1,047	$17	$34,559	$1,286,967

Schedule of risk categories by class
The following table presents the risk categories by class at December 31, 2021 and 2020.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2021
Watch	$9,219	$—	$4,304	$12,185	$43,348	$—	$69,056
Substandard	6,284	—	2,673	750	2,305	—	12,012
Performing TDRs	188	—	—	1,262	328	17	1,795
Non-accrual loans	153	—	105	1,129	24,029	43	25,459
Total	$15,844	$—	$7,082	$15,326	$70,010	$60	$108,322
At December 31, 2020
Watch	$9,649	$545	$10,806	$15,835	$66,936	$—	$103,771
Substandard	598	—	—	1,002	1,662	—	3,262
Performing TDRs	835	—	—	1,521	343	77	2,776
Non-accrual loans	6,717	192	200	2,105	25,314	31	34,559
Total	$17,799	$737	$11,006	$20,463	$94,255	$108	$144,368

Schedule of summary of loans that were modified as TDRs
The following table summarizes loans that were modified as TDRs during the years ended December 31, 2021 and 2020.

	2021			2020
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Real estate mortgage − residential	—	$—	$—	2	$209	$211
Installment and other consumer	—	—	—	1	6	4
Total	—	$—	$—	3	$215	$215
(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.